Benefit Payments, which Reflect Expected Future Service Under Contract-Type Corporate Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2015	¥ 11,284
2016	12,628
2017	12,447
2018	12,883
2019	12,038
2020-2024	¥ 65,607